Revenues (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Disclosure of revenue [text block] [Abstract]
Training services and goods	$ 3,000
RPO amounted		$ 3,906
Description of recognize RPO		The Company expects to recognize $906 thousand of this RPO during the next 12 months and $3,000 thousand more than 12 months after the end of the reporting period (out of which the receipt of the remaining consideration amounting to $1,200 thousand is subject to meeting future milestones pursuant to the Licensing and Sale Agreement with Golden Grand